Acquisition of a Business - Summary of Acquired Non-Impaired Loans as of Acquisition Date (Details) $ in Thousands	Oct. 14, 2016 USD ($)
Business Combinations [Abstract]
Fair value	$ 312,166
Gross contractual amounts receivable	450,292
Estimate of contractual cash flows not expected to be collected	19,661	[1]
Estimate of contractual cash flows expected to be collected	$ 430,631

[1]	Includes interest payments not expected to be collected due to loan prepayments as well as principal and interest payments not expected to be collected due to customer default.